MassMutual Select Small Company Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Company Value Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Company Value Fund		Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		0.25%		0.50%
Other Expenses		0.09%	[1]	0.28%	[2]	0.32%	[2]	0.47%	[2]	0.47%	[2]	0.52%	[2]
Acquired Fund Fees and Expenses		0.12%		0.12%		0.12%		0.12%		0.12%		0.12%
Total Annual Fund Operating Expenses		1.06%		1.25%		1.29%		1.44%		1.69%		1.99%
Expense Reimbursement or Fee Waiver		(0.08%)		(0.08%)		(0.08%)		(0.08%)		(0.08%)		(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[3]	0.98%		1.17%		1.21%		1.36%		1.61%		1.91%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	100	329	577	1,287
Class S	119	389	679	1,504
Class Y	123	401	700	1,549
Class L	138	448	779	1,717
Class A	729	1,070	1,433	2,452
Class N	294	617	1,065	2,310

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Company Value Fund Class N	194	617	1,065	2,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between  $20 million and  $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in equity securities of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may invest in real estate investment trusts ("REITs") and exchange-traded funds. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors ("Federated Clover"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and EARNEST Partners, LLC ("Earnest Partners"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security's investment thesis is no longer intact, or other opportunities appear more attractive.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	3Q '09,	21.04%	Lowest Quarter:	4Q '08,	-24.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MassMutual Select Small Company Value Fund	One Year	Five Years	Since Inception	Inception Date
Class S	23.25%	5.14%	8.07%	Dec 31, 2001
Class S Return After Taxes on Distributions	23.12%	4.15%	7.34%	Dec 31, 2001
Class S Return After Taxes on Distributions and Sale of Fund Shares	15.29%	4.23%	6.95%	Dec 31, 2001
Class Y	23.23%	5.11%	8.03%	Dec 31, 2001
Class L	23.08%	4.96%	7.86%	Dec 31, 2001
Class A	15.63%	3.45%	6.89%	Dec 31, 2001
Class N	21.38%	4.37%	7.27%	Dec 31, 2001
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	7.81%	Jan 2, 2002
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.77%	Jan 2, 2002

MassMutual Select Small Cap Growth Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Cap Growth Equity Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Cap Growth Equity Fund		Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.82%		0.82%		0.82%		0.82%		0.82%		0.82%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		0.25%		0.50%
Other Expenses		0.11%	[1]	0.21%	[2]	0.35%	[2]	0.50%	[2]	0.50%	[2]	0.55%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.94%		1.04%		1.18%		1.33%		1.58%		1.88%
Expense Reimbursement or Fee Waiver		(0.05%)		(0.05%)		(0.05%)		(0.05%)		(0.05%)		(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[3]	0.89%		0.99%		1.13%		1.28%		1.53%		1.83%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Cap Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	91	295	515	1,150
Class S	101	326	569	1,266
Class Y	115	370	644	1,427
Class L	130	416	724	1,597
Class A	722	1,040	1,381	2,341
Class N	286	586	1,011	2,197

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Cap Growth Equity Fund Class N	186	586	1,011	2,197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of smaller companies that the subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between  $20 million and  $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP ("Wellington Management") and Waddell & Reed Investment Management Company ("Waddell & Reed"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q '09,	25.47%	Lowest Quarter:	3Q '01,	-	24.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MassMutual Select Small Cap Growth Equity Fund	One Year	Five Years	Ten Years
Class S	23.11%	4.52%	4.19%
Class S Return After Taxes on Distributions	22.96%	4.00%	3.93%
Class S Return After Taxes on Distributions and Sale of Fund Shares	15.22%	3.82%	3.61%
Class Y	23.00%	4.38%	4.05%
Class L	22.77%	4.23%	3.89%
Class A	15.35%	2.74%	3.02%
Class N	21.05%	3.64%	3.31%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

MassMutual Select Destination Retirement Income Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Destination Retirement Income Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Destination Retirement Income Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.10%	0.12%	0.22%	0.22%	0.27%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	[1]	0.88%	0.90%	1.00%	1.25%	1.55%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Destination Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	90	281	488	1,084
Class Y	92	287	498	1,108
Class L	102	318	552	1,225
Class A	695	949	1,222	1,999
Class N	258	490	845	1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Destination Retirement Income Fund Class N	158	490	845	1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates ("Underlying Funds") using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund's assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund's approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	31.6%

Fixed Income & Short Term/Money Market Funds	65.6%
Premier Short-Duration Bond (Babson Capital)	20.0%
Premier Diversified Bond (Babson Capital)	7.9%
Premier Inflation-Protected and Income (Babson Capital)	12.1%
Premier Core Bond (Babson Capital)	10.0%

Other Funds	2.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large- capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund's portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund's approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund's target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund's asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Equity	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Other	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Equity	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Other	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25.00	24.75	24.50	24.25	24.00	23.75	23.50	23.25	23.00	22.75	22.50	22.25
Equity	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Other	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22.00	21.75	21.50	21.25	21.00	20.75	20.50	20.25	20.00	19.75	19.50	19.25
Equity	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Other	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19.00	18.75	18.50	18.25	18.00	17.75	17.50	17.25	17.00	16.75	16.50	16.25
Equity	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Other	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16.00	15.75	15.50	15.25	15.00	14.75	14.50	14.25	14.00	13.75	13.50	13.25
Equity	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Other	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13.00	12.75	12.50	12.25	12.00	11.75	11.50	11.25	11.00	10.75	10.50	10.25
Equity	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Other	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10.00	9.75	9.50	9.25	9.00	8.75	8.50	8.25	8.00	7.75	7.50	7.25
Equity	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Other	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7.00	6.75	6.50	6.25	6.00	5.75	5.50	5.25	5.00	4.75	4.50	4.25
Equity	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Other	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4.00	3.75	3.50	3.25	3.00	2.75	2.50	2.25	2.00	1.75	1.50	1.25
Equity	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Other	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1.00	0.75	0.50	0.25	0.00	0.25	0.50	0.75	1.00	1.25	1.50	1.75
Equity	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Other	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2.00	2.25	2.50	2.75	3.00	3.25	3.50	3.75	4.00	4.25	4.50	4.75
Equity	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Other	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5.00	5.25	5.50	5.75	6.00	6.25	6.50	6.75	7.00	7.25	7.50	7.75
Equity	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Other	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8.00	8.25	8.50	8.75	9.00	9.25	9.50	9.75	10.00	10.25	10.50	10.75
Equity	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Other	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11.00	11.25	11.50	11.75	12.00	12.25	12.50	12.75	13.00	13.25	13.50	13.75
Equity	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Other	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14.00	14.25	14.50	14.75	15.00	15.25	15.50	15.75	16.00	16.25	16.50	16.75
Equity	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Other	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17.00	17.25	17.50	17.75	18.00	18.25	18.50	18.75	19.00	19.25	19.50	19.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20.00	20.25	20.50	20.75	21.00	21.25	21.50	21.75	22.00	22.25	22.50	22.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23.00	23.25	23.50	23.75	24.00	24.25	24.50	24.75	25.00	25.25	25.50	25.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26.00	26.25	26.50	26.75	27.00	27.25	27.50	27.75	28.00	28.25	28.50	28.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29.00	29.25	29.50	29.75	30+
Equity	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to "the Fund" or "a Fund" may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund's investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as "junk" or "high yield" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q '09,	9.60%	Lowest Quarter:	4Q '08,	-	8.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns MassMutual Select Destination Retirement Income Fund		One Year	Five Years	Since Inception	Inception Date
Class S		10.04%	4.28%	4.48%	Dec 31, 2003
Class S Return After Taxes on Distributions		9.06%	3.02%	3.22%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares		6.59%	3.07%	3.21%	Dec 31, 2003
Class Y		10.09%	4.28%	4.47%	Dec 31, 2003
Class L		9.98%	4.16%	4.36%	Dec 31, 2003
Class A		3.37%	2.68%	3.22%	Dec 31, 2003
Class N		8.40%	3.59%	3.78%	Dec 31, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.10%	Jan 2, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	3.85%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)		11.90%	3.91%	4.80%	Jan 2, 2004
Custom Destination Income Index (reflects no deduction for fees, expenses or taxes)	[1]	9.75%	4.77%	4.94%	Jan 2, 2004
[1]	The Custom Destination Income Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are generally static but may be adjusted from time to time to reflect the Destination Retirement Income Fund's target asset allocation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 5, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
MassMutual Select Small Company Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	577
10 Years	rr_ExpenseExampleYear10	1,287
MassMutual Select Small Company Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,504
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002	(12.92%)
Annual Return 2003	rr_AnnualReturn2003	39.37%
Annual Return 2004	rr_AnnualReturn2004	22.86%
Annual Return 2005	rr_AnnualReturn2005	5.01%
Annual Return 2006	rr_AnnualReturn2006	14.97%
Annual Return 2007	rr_AnnualReturn2007	(1.68%)
Annual Return 2008	rr_AnnualReturn2008	(27.65%)
Annual Return 2009	rr_AnnualReturn2009	27.45%
Annual Return 2010	rr_AnnualReturn2010	23.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
One Year	rr_AverageAnnualReturnYear01	23.25%
Five Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.12%
Five Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class S | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.29%
Five Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	700
10 Years	rr_ExpenseExampleYear10	1,549
One Year	rr_AverageAnnualReturnYear01	23.23%
Five Years	rr_AverageAnnualReturnYear05	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.36%	[2]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,717
One Year	rr_AverageAnnualReturnYear01	23.08%
Five Years	rr_AverageAnnualReturnYear05	4.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.61%	[2]
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,070
5 Years	rr_ExpenseExampleYear05	1,433
10 Years	rr_ExpenseExampleYear10	2,452
One Year	rr_AverageAnnualReturnYear01	15.63%
Five Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.91%	[2]
1 Year	rr_ExpenseExampleYear01	294
3 Years	rr_ExpenseExampleYear03	617
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	2,310
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	617
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,310
One Year	rr_AverageAnnualReturnYear01	21.38%
Five Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
MassMutual Select Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Company Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between  $20 million and  $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in equity securities of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may invest in real estate investment trusts ("REITs") and exchange-traded funds. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors ("Federated Clover"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and EARNEST Partners, LLC ("Earnest Partners"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security's investment thesis is no longer intact, or other opportunities appear more attractive.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	3Q '09,	21.04%	Lowest Quarter:	4Q '08,	-24.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
MassMutual Select Small Company Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
MassMutual Select Small Cap Growth Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.89%	[5]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,150
MassMutual Select Small Cap Growth Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.99%	[5]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,266
Annual Return 2001	rr_AnnualReturn2001	(11.38%)
Annual Return 2002	rr_AnnualReturn2002	(25.25%)
Annual Return 2003	rr_AnnualReturn2003	44.11%
Annual Return 2004	rr_AnnualReturn2004	13.79%
Annual Return 2005	rr_AnnualReturn2005	11.23%
Annual Return 2006	rr_AnnualReturn2006	9.49%
Annual Return 2007	rr_AnnualReturn2007	10.14%
Annual Return 2008	rr_AnnualReturn2008	(39.71%)
Annual Return 2009	rr_AnnualReturn2009	39.35%
Annual Return 2010	rr_AnnualReturn2010	23.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
One Year	rr_AverageAnnualReturnYear01	23.11%
Five Years	rr_AverageAnnualReturnYear05	4.52%
Ten Years	rr_AverageAnnualReturnYear10	4.19%
MassMutual Select Small Cap Growth Equity Fund | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.96%
Five Years	rr_AverageAnnualReturnYear05	4.00%
Ten Years	rr_AverageAnnualReturnYear10	3.93%
MassMutual Select Small Cap Growth Equity Fund | Class S | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.22%
Five Years	rr_AverageAnnualReturnYear05	3.82%
Ten Years	rr_AverageAnnualReturnYear10	3.61%
MassMutual Select Small Cap Growth Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.13%	[5]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,427
One Year	rr_AverageAnnualReturnYear01	23.00%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
MassMutual Select Small Cap Growth Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.28%	[5]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	724
10 Years	rr_ExpenseExampleYear10	1,597
One Year	rr_AverageAnnualReturnYear01	22.77%
Five Years	rr_AverageAnnualReturnYear05	4.23%
Ten Years	rr_AverageAnnualReturnYear10	3.89%
MassMutual Select Small Cap Growth Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.53%	[5]
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,040
5 Years	rr_ExpenseExampleYear05	1,381
10 Years	rr_ExpenseExampleYear10	2,341
One Year	rr_AverageAnnualReturnYear01	15.35%
Five Years	rr_AverageAnnualReturnYear05	2.74%
Ten Years	rr_AverageAnnualReturnYear10	3.02%
MassMutual Select Small Cap Growth Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.83%	[5]
1 Year	rr_ExpenseExampleYear01	286
3 Years	rr_ExpenseExampleYear03	586
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,197
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	586
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,197
One Year	rr_AverageAnnualReturnYear01	21.05%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	3.31%
MassMutual Select Small Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Cap Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of smaller companies that the subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between  $20 million and  $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP ("Wellington Management") and Waddell & Reed Investment Management Company ("Waddell & Reed"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.massmutual.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q '09,	25.47%	Lowest Quarter:	3Q '01,	-	24.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
MassMutual Select Destination Retirement Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[7]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	6.71%
Annual Return 2005	rr_AnnualReturn2005	3.29%
Annual Return 2006	rr_AnnualReturn2006	5.47%
Annual Return 2007	rr_AnnualReturn2007	5.55%
Annual Return 2008	rr_AnnualReturn2008	(16.17%)
Annual Return 2009	rr_AnnualReturn2009	20.05%
Annual Return 2010	rr_AnnualReturn2010	10.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
One Year	rr_AverageAnnualReturnYear01	10.04%
Five Years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.06%
Five Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class S | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.59%
Five Years	rr_AverageAnnualReturnYear05	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[7]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
One Year	rr_AverageAnnualReturnYear01	10.09%
Five Years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[7]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
One Year	rr_AverageAnnualReturnYear01	9.98%
Five Years	rr_AverageAnnualReturnYear05	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[7]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	1,999
One Year	rr_AverageAnnualReturnYear01	3.37%
Five Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[7]
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
One Year	rr_AverageAnnualReturnYear01	8.40%
Five Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Destination Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Destination Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund's Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates ("Underlying Funds") using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund's assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund's approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	31.6%

Fixed Income & Short Term/Money Market Funds	65.6%
Premier Short-Duration Bond (Babson Capital)	20.0%
Premier Diversified Bond (Babson Capital)	7.9%
Premier Inflation-Protected and Income (Babson Capital)	12.1%
Premier Core Bond (Babson Capital)	10.0%

Other Funds	2.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large- capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund's portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund's approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund's target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund's asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Equity	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Other	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Equity	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Other	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Equity	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Other	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25.00	24.75	24.50	24.25	24.00	23.75	23.50	23.25	23.00	22.75	22.50	22.25
Equity	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Other	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22.00	21.75	21.50	21.25	21.00	20.75	20.50	20.25	20.00	19.75	19.50	19.25
Equity	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Other	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19.00	18.75	18.50	18.25	18.00	17.75	17.50	17.25	17.00	16.75	16.50	16.25
Equity	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Other	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16.00	15.75	15.50	15.25	15.00	14.75	14.50	14.25	14.00	13.75	13.50	13.25
Equity	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Other	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13.00	12.75	12.50	12.25	12.00	11.75	11.50	11.25	11.00	10.75	10.50	10.25
Equity	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Other	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10.00	9.75	9.50	9.25	9.00	8.75	8.50	8.25	8.00	7.75	7.50	7.25
Equity	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Other	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7.00	6.75	6.50	6.25	6.00	5.75	5.50	5.25	5.00	4.75	4.50	4.25
Equity	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Other	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4.00	3.75	3.50	3.25	3.00	2.75	2.50	2.25	2.00	1.75	1.50	1.25
Equity	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Other	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1.00	0.75	0.50	0.25	0.00	0.25	0.50	0.75	1.00	1.25	1.50	1.75
Equity	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Other	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2.00	2.25	2.50	2.75	3.00	3.25	3.50	3.75	4.00	4.25	4.50	4.75
Equity	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Other	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5.00	5.25	5.50	5.75	6.00	6.25	6.50	6.75	7.00	7.25	7.50	7.75
Equity	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Other	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8.00	8.25	8.50	8.75	9.00	9.25	9.50	9.75	10.00	10.25	10.50	10.75
Equity	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Other	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11.00	11.25	11.50	11.75	12.00	12.25	12.50	12.75	13.00	13.25	13.50	13.75
Equity	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Other	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14.00	14.25	14.50	14.75	15.00	15.25	15.50	15.75	16.00	16.25	16.50	16.75
Equity	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Other	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17.00	17.25	17.50	17.75	18.00	18.25	18.50	18.75	19.00	19.25	19.50	19.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20.00	20.25	20.50	20.75	21.00	21.25	21.50	21.75	22.00	22.25	22.50	22.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23.00	23.25	23.50	23.75	24.00	24.25	24.50	24.75	25.00	25.25	25.50	25.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26.00	26.25	26.50	26.75	27.00	27.25	27.50	27.75	28.00	28.25	28.50	28.75
Equity	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29.00	29.25	29.50	29.75	30+
Equity	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Other	2.75%	2.75%	2.75%	2.75%	2.75%

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to "the Fund" or "a Fund" may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund's investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as "junk" or "high yield" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.massmutual.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q '09,	9.60%	Lowest Quarter:	4Q '08,	-	8.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Destination Retirement Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Destination Retirement Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Destination Retirement Income Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Destination Retirement Income Fund | Custom Destination Income Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.75%	[8]
Five Years	rr_AverageAnnualReturnYear05	4.77%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004	[8]

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[3]	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[6]	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[7]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[8]	The Custom Destination Income Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are generally static but may be adjusted from time to time to reflect the Destination Retirement Income Fund's target asset allocation.